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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Fund Managers, LLP
Address:          P.O. Box 466 Barclays Court
                  Les Echelons, St. Peter Port
                  Guernsey, GYI 6 BA, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom      November 3, 2004
        [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-
        ------------------     ----------------------------------
     [Repeat as necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total:  $265,576,344
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP


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
                                                                                                                 VOTING AUTHORITY
                                TITLE OF                 VALUE   SHARES/     SH/  PUT/   INVSTMT  OTHER    -------------------------
       NAME OF ISSUER            CLASS     CUSIP       X($1000)  PRN AMT     PRN  CALL  DISCRETN MANAGERS  SOLE      SHARED     NONE
AFP Provida Spons                 ADR    US00709P1084    3,431    128,900     SH          Sole       1       94,500    0     34,400

America Movil                     Ord    US02364W1053   40,517  1,038,092     SH          Sole       1      887,292    0    150,800

Anglogold Ashanti Ltd Spon        ADR    US0351282068   30,583    786,208     SH          Sole       1      690,925    0     95,283

Check Point Software Tech Ltd     Ord    IL0010824113   19,130  1,127,300     SH          Sole       1      972,400    0    154,900

Cia de Bebidas das Americas CM    ADR    US20441W1045      887     21,000     SH          Sole       1       21,000    0          0

Coca-Cola Femsa                   ADR    US1912411089      177      9,100     SH          Sole       1        9,100    0          0

Comp. Anon. Nac. Telefones        ADS    US2044211017      116      5,168     SH          Sole       1        5,168    0          0

Companhia Brasileira De Dist.     ADR    US20440T2015      330     16,500     SH          Sole       1       16,500    0          0

Embotelladora Andina ADR Rep A    ADR    US29081P2048    1,664    132,100     SH          Sole       1       29,700    0    102,400

Embotelladora Andina Rep B        ADS    US29081P3038    5,849    474,227     SH          Sole       1      170,527    0     39,500

Femsa                             ADS    US3444191064   41,874    947,794     SH          Sole       1      812,194    0    135,600

Grupo Televisa SA                 ADR    US40049J2069      812     15,400     SH          Sole       1       15,400    0          0

KT Corporation                    ADR    US48268K1016    5,167    285,959     SH          Sole       1      236,409    0     49,550

Matav                             ADS    US5597761098    9,853    482,057     SH          Sole       1      389,357    0     92,700

Minera Buenaventura               ADS    US2044481040    4,402    185,368     SH          Sole       1      152,768    0     32,600

Mobile Telesystems                ADR    US6074091090   27,701    191,053     SH          Sole       1      164,753    0     26,300

Orbotech Ltd                      Com    IL0010823388      875     50,015     SH          Sole       1       30,100    0     19,915

Petrobras                         ADR    US71654V4086      705     20,000     SH          Sole       1       20,000    0          0

Quilmes Industrial (New
  Preferred)                      ADR    US74838Y2072    2,990    166,094     SH          Sole       1      123,728    0     42,366

SK Telecom Co Ltd                 ADR    US78440P1084    4,405    226,500     SH          Sole       1      197,400    0     29,100

Taiwan Semiconductor Co Ltd       ADR    US8740391003    2,511    351,742     SH          Sole       1            0    0    351,742

Tele Celular Sul Part             ADR    US8792381035       71      5,000     SH          Sole       1        5,000    0          0

Telefonos de Mexico (L)           ADS    US8794037809   25,335    785,092     SH          Sole       1      674,092    0    111,000

Vale Rio Doce Spons               ADR    US2044121000   23,188  1,879,900     SH          Sole       1    1,579,100    0    300,800

                                         Total         265,576